Quarterly Report
November 30, 2020
MFS®  Low Volatility Global
Equity Fund
LVO-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 1.9%
Lockheed Martin Corp.	11,342	$4,139,830
Automotive – 0.9%
USS Co. Ltd.	97,400	$2,021,962
Biotechnology – 0.6%
Vertex Pharmaceuticals, Inc. (a)	5,632	$1,282,688
Brokerage & Asset Managers – 1.0%
ASX Ltd.	19,832	$1,122,543
Partners Group Holdings AG	1,083	1,153,895
		$2,276,438
Business Services – 3.7%
CGI, Inc. (a)	19,350	$1,428,030
Fiserv, Inc. (a)	21,945	2,527,625
Infosys Technologies Ltd., ADR	279,536	4,254,538
		$8,210,193
Cable TV – 0.4%
Comcast Corp., “A”	19,257	$967,472
Computer Software – 3.8%
Adobe Systems, Inc. (a)	15,300	$7,320,591
Microsoft Corp.	4,577	979,798
		$8,300,389
Computer Software - Systems – 3.6%
Constellation Software, Inc.	1,601	$1,982,641
Fujitsu Ltd.	11,000	1,528,304
Hitachi Ltd.	29,400	1,110,899
NICE Systems Ltd., ADR (a)	9,569	2,332,157
Venture Corp. Ltd.	72,600	1,019,318
		$7,973,319
Construction – 1.9%
AvalonBay Communities, Inc., REIT	14,098	$2,348,586
Rinnai Corp.	15,000	1,743,682
		$4,092,268
Consumer Products – 2.8%
Kimberly-Clark Corp.	15,380	$2,142,588
L'Oréal	2,055	750,110
Procter & Gamble Co.	22,937	3,185,261
		$6,077,959
Electronics – 5.3%
Intel Corp.	15,618	$755,130
Kyocera Corp.	48,400	2,751,358
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	84,970	8,243,790
		$11,750,278
Food & Beverages – 7.3%
General Mills, Inc.	53,880	$3,276,981
Mondelez International, Inc.	34,847	2,001,960
Mowi A.S.A.	58,629	1,183,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Nestle S.A.	36,445	$4,066,826
PepsiCo, Inc.	32,407	4,674,062
Toyo Suisan Kaisha Ltd.	15,900	781,293
		$15,984,292
Food & Drug Stores – 4.3%
Lawson, Inc.	16,100	$727,126
Seven & I Holdings Co. Ltd.	77,800	2,456,191
Tesco PLC	269,307	813,983
Wal-Mart Stores, Inc.	10,858	1,658,994
Wesfarmers Ltd.	104,316	3,786,543
		$9,442,837
General Merchandise – 1.5%
Dollar General Corp.	15,418	$3,370,066
Insurance – 2.3%
Everest Re Group Ltd.	15,608	$3,548,167
Zurich Insurance Group AG	3,494	1,416,339
		$4,964,506
Internet – 1.1%
Alphabet, Inc., “A” (a)	1,400	$2,456,160
Leisure & Toys – 2.9%
Activision Blizzard, Inc.	29,705	$2,360,953
Electronic Arts, Inc. (a)	32,325	4,129,519
		$6,490,472
Major Banks – 5.5%
Bank of Nova Scotia	17,663	$861,248
BOC Hong Kong Holdings Ltd.	1,109,500	3,621,984
DBS Group Holdings Ltd.	88,900	1,648,358
JPMorgan Chase & Co.	20,493	2,415,715
PNC Financial Services Group, Inc.	11,205	1,547,074
Royal Bank of Canada	24,170	1,981,457
		$12,075,836
Medical & Health Technology & Services – 1.0%
Eurofins Scientific SE (a)	14,840	$1,202,413
McKesson Corp.	5,827	1,048,336
		$2,250,749
Medical Equipment – 4.0%
EssilorLuxottica (a)	14,110	$2,035,900
Medtronic PLC	14,663	1,667,183
Terumo Corp.	127,600	5,048,489
		$8,751,572
Natural Gas - Distribution – 0.6%
Italgas S.p.A.	209,632	$1,343,828
Network & Telecom – 1.1%
VTech Holdings Ltd.	313,700	$2,416,175

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 1.4%
Komercni Banka A.S. (a)	35,161	$939,040
U.S. Bancorp	49,546	2,140,883
		$3,079,923
Pharmaceuticals – 11.2%
Eli Lilly & Co.	16,834	$2,451,872
Johnson & Johnson	40,629	5,878,204
Merck & Co., Inc.	38,347	3,082,715
Novartis AG	12,810	1,161,802
Novo Nordisk A.S., “B”	54,348	3,650,103
Pfizer, Inc.	48,305	1,850,564
Roche Holding AG	20,043	6,587,197
Viatris, Inc. (a)	28	471
		$24,662,928
Pollution Control – 1.9%
Waste Connections, Inc.	40,932	$4,256,109
Precious Metals & Minerals – 2.2%
Barrick Gold Corp.	35,664	$818,621
Franco-Nevada Corp.	30,269	4,029,108
		$4,847,729
Railroad & Shipping – 1.5%
Canadian National Railway Co.	19,025	$2,036,626
Kansas City Southern Co.	6,502	1,210,478
		$3,247,104
Real Estate – 4.2%
Grand City Properties S.A.	148,677	$3,511,519
Life Storage, Inc., REIT	15,102	1,656,992
Public Storage, Inc., REIT	6,290	1,411,853
Sun Communities, Inc., REIT	18,904	2,627,656
		$9,208,020
Restaurants – 3.2%
McDonald's Corp.	11,510	$2,502,734
Starbucks Corp.	46,523	4,560,185
		$7,062,919
Specialty Chemicals – 1.4%
Symrise AG	24,738	$3,098,417
Specialty Stores – 1.3%
ABC-MART, Inc.	56,100	$2,908,155
Telecommunications - Wireless – 3.6%
Advanced Info Service Public Co. Ltd.	184,800	$1,081,309
KDDI Corp.	195,100	5,594,146
Vodafone Group PLC	699,534	1,150,742
		$7,826,197
Telephone Services – 3.7%
HKT Trust and HKT Ltd.	1,869,000	$2,437,868
TELUS Corp. (l)	186,394	3,601,132
Verizon Communications, Inc.	33,612	2,030,501
		$8,069,501

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.5%
Japan Tobacco, Inc.	55,400	$1,120,731
Utilities - Electric Power – 5.8%
American Electric Power Co., Inc.	25,556	$2,169,449
Avangrid, Inc.	28,812	1,340,910
CEZ A.S. (Czech Republic)	32,519	689,228
CLP Holdings Ltd.	304,500	2,859,948
Duke Energy Corp.	9,705	899,265
Evergy, Inc.	35,573	1,971,100
Xcel Energy, Inc.	42,911	2,890,485
		$12,820,385
Total Common Stocks		$218,847,407
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	244,356	$244,356

Other Assets, Less Liabilities – 0.5%		1,054,783
Net Assets – 100.0%		$220,146,546
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $244,356 and $218,847,407, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$100,481,056	$—	$—	$100,481,056
Japan	2,309,597	25,482,739	—	27,792,336
Canada	20,994,972	—	—	20,994,972
Switzerland	—	14,386,059	—	14,386,059
Hong Kong	5,276,123	6,059,852	—	11,335,975
Taiwan	8,243,790	—	—	8,243,790
Germany	6,609,936	—	—	6,609,936
Australia	4,909,086	—	—	4,909,086
India	4,254,538	—	—	4,254,538
Other Countries	5,122,012	14,717,647	—	19,839,659
Mutual Funds	244,356	—	—	244,356
Total	$158,445,466	$60,646,297	$—	$219,091,763
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2020, the value of securities loaned was $1,441,272. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $1,484,156.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$289,769	$7,066,970	$7,112,383	$—	$—	$244,356
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$213	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2020, are as follows:
United States	46.2%
Japan	12.6%
Canada	9.6%
Switzerland	6.5%
Hong Kong	5.2%
Taiwan	3.8%
Germany	3.0%
Australia	2.2%
India	1.9%
Other Countries	9.0%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.